AXP(R)
                                                                          Mutual
                                                          2001 SEMIANNUAL REPORT

American
  Express(R)
Funds

(icon of) magnifying glass

AXP Mutual seeks to provide shareholders with a balance of growth of capital and current income.

A Beneficial Balance

A balanced portfolio is one of the building blocks of investment planning. And balance is what AXP Mutual is all about. This Fund starts with a focus on stocks, many of which are part of the who's who of corporate America. To help balance the fluctuations inherent in stocks, as well as provide greater income to investors, bonds are added to the portfolio. The result: a fund that strives to provide income above that of a pure stock fund, while still providing potential for capital appreciation.

CONTENTS
From the Chairman                                 3
From the Portfolio Managers                       3
Fund Facts                                        5
The 10 Largest Holdings                           6
Financial Statements (Fund)                       7
Notes to Financial Statements (Fund)             10
Financial Statements (Portfolio)                 18
Notes to Financial Statements (Portfolio)        21
Investments in Securities                        25

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2 AXP MUTUAL

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the market will do, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Michael T. Manns
Michael T. Manns
Portfolio manager

From the Portfolio Managers

A steep downturn in the stock market, particularly for growth stocks, took a substantial toll on AXP Mutual's performance during the first half of the fiscal year. For the period -- October 2000 through March 2001 -- the Fund's Class A shares lost 19.55% (excluding the sales charge).

The stock market was already in a slide when the six months began, as investors had become increasingly concerned that slower economic growth would lead to a slump in corporate profits. By the time the sell-off finally leveled off in late December, the market was down some 12%.

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                                                     SEMIANNUAL REPORT -- 2001 3

(picture of) Brad Stone
Brad Stone
Portfolio manager

The new year brought some good news in the form of a surprise interest-rate cut by the Federal Reserve in early January, which sparked a sharp rally. But it was not to last, as renewed concerns about the economy and corporate profits sent stocks into another double-digit downturn during February and March.

Most affected by the market's woes were growth stocks, especially those in the technology sector. Unfortunately for the Fund, shortly before the start of the period we decided to shift some investments away from value stocks, which had been poor performers in recent years, to tech-related growth stocks, which had been the market's biggest winners. We reduced some of the tech holdings in January, then added some back in March. Again, our timing proved to be off the mark.

There were some bright spots, however, as other growth-stock investments paid off much better. The best of these were in the health care and financial services areas. Among other substantial holdings, stocks in the energy, industrial, food/beverage and supermarket areas generally worked well. We held relatively few stocks in the retail, apparel, leisure, auto and media areas, which, on the whole, struggled.

It was a much better period overall for the bond side of the portfolio, as declining interest rates boosted the prices of our holdings. These included corporate, mortgage-backed and U.S. Treasury bonds. Also part of our investment strategy was to use dollar rolls to enhance the Fund's yield, as well as Treasury futures and options to reduce fluctuations in its net asset value. We moved a little more money into bonds during the period, bringing the allocation up to about 35%. Stocks made up almost all the rest.

As the second half of the fiscal year begins, our strategy is to emphasize high-quality industry leaders among the stock holdings. We also intend to keep the portfolio well-diversified by industry to provide some cushion against the possibility of a downturn in any one sector. Overall, however, we expect better returns from the stock market, thanks to lower interest rates and what we believe will be an improving outlook for the economy and corporate profits. On the bond side, we look for the positive performance to continue, though maybe not to the extent we saw in the past six months.

Michael T. Manns

Brad Stone

(Note to shareholders: Mike Manns and Brad Stone are assisted in the management of AXP Mutual by Colin Lundgren, Jeannette Parr, Willie Brown and Tim Palmer.)

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4 AXP MUTUAL

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                   $ 9.70
Sept. 30, 2000                                                   $12.21
Decrease                                                         $ 2.51

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                                      $ 0.13
From long-term capital gains                                     $   --
Total distributions                                              $ 0.13
Total return*                                                   -19.55%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                   $ 9.63
Sept. 30, 2000                                                   $12.12
Decrease                                                         $ 2.49

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                                      $ 0.09
From long-term capital gains                                     $   --
Total distributions                                              $ 0.09
Total return*                                                   -19.88%

Class C -- 6 month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                   $ 9.65
Sept. 30, 2000                                                   $12.16
Decrease                                                         $ 2.51

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                                      $ 0.10
From long-term capital gains                                     $   --
Total distributions                                              $ 0.10
Total return*                                                   -19.89%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                   $ 9.70
Sept. 30, 2000                                                   $12.21
Decrease                                                         $ 2.51

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                                      $ 0.14
From long-term capital gains                                     $   --
Total distributions                                              $ 0.14
Total return*                                                   -19.48%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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                                                     SEMIANNUAL REPORT -- 2001 5

The 10 Largest Holdings

                                  Percent                     Value
                              (of net assets)        (as of March 31, 2001)

General Electric                   4.21%                  $121,603,300
Citigroup                          2.61                     75,506,397
Tyco Intl                          2.31                     66,773,058
American Intl Group                2.12                     61,107,550
Microsoft                          1.87                     53,960,156
Exxon Mobil                        1.69                     48,869,649
Pfizer                             1.68                     48,505,275
Safeway                            1.58                     45,498,750
Providian Financial                1.49                     43,164,000
EMC                                1.46                     42,115,500

Excludes U.S. Treasury and government agency holdings.
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 21.02% of net assets

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6 AXP MUTUAL



Financial Statements

Statement of assets and liabilities
AXP Mutual
March 31, 2001 (Unaudited)

Assets
Investment in Balanced Portfolio (Note 1)                                                            $2,888,465,393
Capital shares receivable                                                                                    91,132
Other prepaid assets                                                                                         99,289
                                                                                                             ------
Total assets                                                                                          2,888,655,814
                                                                                                      -------------

Liabilities
Disbursements in excess of cash on demand deposit                                                         5,154,722
Accrued distribution fee                                                                                     21,358
Accrued service fee                                                                                           1,816
Accrued transfer agency fee                                                                                  12,946
Accrued administrative services fee                                                                           2,787
Other accrued expenses                                                                                       81,768
                                                                                                             ------
Total liabilities                                                                                         5,275,397
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                   $2,883,380,417
                                                                                                     ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    2,974,680
Additional paid-in capital                                                                            3,506,278,049
Undistributed net investment income                                                                         372,193
Accumulated net realized gain (loss) (Note 6)                                                          (284,353,391)
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                         (341,891,114)
                                                                                                       ------------
Total -- representing net assets applicable to outstanding capital stock                             $2,883,380,417
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $1,927,993,586
                                                            Class B                                  $  295,098,587
                                                            Class C                                  $      967,588
                                                            Class Y                                  $  659,320,656
Net asset value per share of outstanding capital stock:     Class A shares        198,757,366        $         9.70
                                                            Class B shares         30,636,150        $         9.63
                                                            Class C shares            100,218        $         9.65
                                                            Class Y shares         67,974,238        $         9.70
                                                                                   ----------        --------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 7




Statement of operations
AXP Mutual

Six months ended March 31, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                               $ 7,215,669
Interest                                                                                                 41,852,562
   Less foreign taxes withheld                                                                                 (944)
                                                                                                               ----
Total income                                                                                             49,067,287
                                                                                                         ----------
Expenses (Note 2):
Expenses allocated from Balanced Portfolio                                                                7,152,453
Distribution fee
   Class A                                                                                                2,883,193
   Class B                                                                                                1,773,276
   Class C                                                                                                    3,668
Transfer agency fee                                                                                       2,270,021
Incremental transfer agency fee
   Class A                                                                                                  127,238
   Class B                                                                                                   48,779
   Class C                                                                                                      129
Service fee -- Class Y                                                                                      393,323
Administrative services fees and expenses                                                                   588,045
Compensation of board members                                                                                 5,400
Printing and postage                                                                                        202,441
Registration fees                                                                                            31,225
Audit fees                                                                                                    5,250
Other                                                                                                         9,475
                                                                                                              -----
Total expenses                                                                                           15,493,916
   Earnings credits on cash balances (Note 2)                                                              (237,531)
                                                                                                           --------
Total net expenses                                                                                       15,256,385
                                                                                                         ----------
Investment income (loss) -- net                                                                          33,810,902
                                                                                                         ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                                                               (217,545,619)
   Foreign currency transactions                                                                             (5,407)
   Futures contracts                                                                                    (27,269,882)
   Options contracts written                                                                              3,038,124
                                                                                                          ---------
Net realized gain (loss) on investments                                                                (241,782,784)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                  (518,985,135)
                                                                                                       ------------
Net gain (loss) on investments and foreign currencies                                                  (760,767,919)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $(726,957,017)
                                                                                                      =============

See accompanying notes to financial statements.

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8 AXP MUTUAL


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


Statements of changes in net assets
AXP Mutual

                                                                              March 31, 2001         Sept. 30, 2000
                                                                             Six months ended          Year ended
                                                                                (Unaudited)

Operations and distributions
Investment income (loss) -- net                                               $    33,810,902        $  110,331,317
Net realized gain (loss) on investments                                          (241,782,784)            8,877,419
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies            (518,985,135)           54,556,042
                                                                                 ------------            ----------
Net increase (decrease) in net assets resulting from operations                  (726,957,017)          173,764,778
                                                                                 ------------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                      (26,524,085)          (71,669,772)
     Class B                                                                       (2,719,661)           (7,697,286)
     Class C                                                                           (7,481)               (2,405)
     Class Y                                                                       (9,754,111)          (28,279,204)
   Net realized gain
     Class A                                                                          (76,374)         (211,728,080)
     Class B                                                                          (11,876)          (32,551,037)
     Class C                                                                              (22)                   --
     Class Y                                                                          (26,221)          (80,724,160)
                                                                                      -------           -----------
Total distributions                                                               (39,119,831)         (432,651,944)
                                                                                  -----------          ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 5)                                                  42,202,804           144,424,248
   Class B shares                                                                  21,100,166            85,303,015
   Class C shares                                                                     776,609               536,439
   Class Y shares                                                                  72,706,434           244,553,491
Reinvestment of distributions at net asset value
   Class A shares                                                                  22,955,865           252,031,074
   Class B shares                                                                   2,656,240            39,475,952
   Class C shares                                                                       7,280                 2,350
   Class Y shares                                                                   9,780,332           109,003,365
Payments for redemptions
   Class A shares                                                                (251,511,009)         (702,614,499)
   Class B shares (Note 2)                                                        (53,015,138)         (154,153,889)
   Class C shares (Note 2)                                                           (149,385)               (4,574)
   Class Y shares                                                                (231,853,720)         (450,871,550)
                                                                                 ------------          ------------
Increase (decrease) in net assets from capital share transactions                (364,343,522)         (432,314,578)
                                                                                 ------------          ------------
Total increase (decrease) in net assets                                        (1,130,420,370)         (691,201,744)
Net assets at beginning of period                                               4,013,800,787         4,705,002,531
                                                                                -------------         -------------
Net assets at end of period                                                   $ 2,883,380,417        $4,013,800,787
                                                                             ================        ==============
Undistributed net investment income                                           $       372,193        $    5,566,629
                                                                             ----------------        --------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 9


Notes to Financial Statements
AXP Mutual

(Unaudited as to March 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 164 shares of capital stock at $12.23 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Balanced Portfolio
The Fund invests all of its assets in Balanced Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in a combination of common stocks and senior securities (debt obligations and preferred stocks).

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

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10 AXP MUTUAL

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $714,769 for Class A, $197,271 for Class B and $526 for Class C for the six months ended March 31, 2001.

During the six months ended March 31, 2001, the Fund's transfer agency fees were reduced by $237,531 as a result of earnings credits from overnight cash balances.

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                                                    SEMIANNUAL REPORT -- 2001 11

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                      Six months ended March 31, 2001
                              Class A       Class B     Class C       Class Y
Sold                         3,772,409     1,896,264     70,044       6,616,535
Issued for reinvested
  distributions              2,214,784       256,810        710         944,082
Redeemed                   (22,507,136)   (4,800,303)   (13,627)    (20,062,217)
                           -----------    ----------    -------     -----------
Net increase (decrease)    (16,519,943)   (2,647,229)    57,127     (12,501,600)
                           -----------    ----------     ------     -----------

                                         Year ended Sept. 30, 2000
                              Class A       Class B     Class C*      Class Y
Sold                        11,462,241     6,803,896     43,265      19,134,341
Issued for reinvested
  distributions             20,272,521     3,200,036        191       8,776,708
Redeemed                   (56,050,919)  (12,436,622)      (365)    (35,857,395)
                           -----------   -----------       ----     -----------
Net increase (decrease)    (24,316,157)   (2,432,690)    43,091      (7,946,346)
                           -----------    ----------     ------      ----------

* Inception date was June 26, 2000.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 2001.

5. FUND MERGER
As of the close of business on July 14, 2000, AXP Mutual acquired the assets and assumed the identified liabilities of Strategist Balanced Fund.

The aggregate net assets of AXP Mutual immediately before the acquisition were $4,282,760,686.

The merger was accomplished by a tax-free exchange of 76,225 shares of Strategist Balanced Fund valued at $1,149,324.

In exchange for the Strategist Balanced Fund shares and net assets, AXP Mutual issued the following number of shares:

                                                         Shares      Net assets
Class A                                                  91,591      $1,149,324

Strategist Balanced Fund's net assets at that date consisted of capital stock of $1,076,635 and unrealized appreciation of $72,689.

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12 AXP MUTUAL

6. CAPITAL LOSS CARRY-OVER
For federal income purposes, the Fund had a capital loss carry-over of $33,465,757 as of Sept. 30, 2000, that will expire in 2009 if not offset by capital gains. It is unlikely the board will authorize a distribution of any realized capital gains until the available capital loss carry-over has been offset or expires.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

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                                                    SEMIANNUAL REPORT -- 2001 13



8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                   2001(b)         2000         1999         1998         1997

Net asset value, beginning of period                             $12.21       $12.94       $13.29       $15.32       $13.51

Income from investment operations:

Net investment income (loss)                                        .11          .32          .37          .48          .57

Net gains (losses) (both realized and unrealized)                 (2.49)         .17         1.15         (.36)        2.61

Total from investment operations                                  (2.38)         .49         1.52          .12         3.18

Less distributions:

Dividends from net investment income                               (.13)        (.31)        (.36)        (.48)        (.53)

Distributions from realized gains                                    --         (.91)       (1.51)       (1.67)        (.84)

Total distributions                                                (.13)       (1.22)       (1.87)       (2.15)       (1.37)

Net asset value, end of period                                   $ 9.70       $12.21       $12.94       $13.29       $15.32

Ratios/supplemental data

Net assets, end of period (in millions)                          $1,928       $2,628       $3,101       $3,051       $3,251

Ratio of expenses to average daily net assets(c)                   .86%(d)      .88%         .83%         .80%         .83%

Ratio of net investment income (loss)
   to average daily net assets                                    2.00%(d)     2.51%        2.68%        3.35%        4.00%

Portfolio turnover rate (excluding short-term securities)          111%         180%         134%          98%          49%

Total return(e)                                                 (19.55%)       3.78%       11.72%         .70%       24.88%

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
14 AXP MUTUAL




Class B

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                   2001(b)         2000         1999         1998         1997

Net asset value, beginning of period                             $12.12       $12.86       $13.21       $15.25       $13.47

Income from investment operations:

Net investment income (loss)                                        .08          .22          .27          .38          .46

Net gains (losses) (both realized and unrealized)                 (2.48)         .16         1.15         (.37)        2.59

Total from investment operations                                  (2.40)         .38         1.42          .01         3.05

Less distributions:

Dividends from net investment income                               (.09)        (.21)        (.26)        (.38)        (.43)

Distributions from realized gains                                    --         (.91)       (1.51)       (1.67)        (.84)

Total distributions                                                (.09)       (1.12)       (1.77)       (2.05)       (1.27)

Net asset value, end of period                                   $ 9.63       $12.12       $12.86       $13.21       $15.25

Ratios/supplemental data

Net assets, end of period (in millions)                            $295         $403         $459         $360         $264

Ratio of expenses to average daily net assets(c)                  1.62%(d)     1.64%        1.53%        1.56%        1.59%

Ratio of net investment income (loss)
   to average daily net assets                                    1.24%(d)     1.75%        1.98%        2.58%        3.28%

Portfolio turnover rate (excluding short-term securities)          111%         180%         134%          98%          49%

Total return(e)                                                 (19.88%)       2.93%       10.93%        (.07%)      23.93%

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 15




Class C

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                   2001(b)      2000(c)

Net asset value, beginning of period                             $12.16       $12.09

Income from investment operations:

Net investment income (loss)                                        .08          .08

Net gains (losses) (both realized and unrealized)                 (2.49)         .05

Total from investment operations                                  (2.41)         .13

Less distributions:

Dividends from net investment income                               (.10)        (.06)

Net asset value, end of period                                   $ 9.65       $12.16

Ratios/supplemental data

Net assets, end of period (in millions)                              $1          $--

Ratio of expenses to average daily net assets(d)                  1.62%(e)     1.64%(e)

Ratio of net investment income (loss)
   to average daily net assets                                    1.30%(e)     1.34%(e)

Portfolio turnover rate (excluding short-term securities)          111%         180%

Total return(f)                                                 (19.89%)       1.05%

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
16 AXP MUTUAL




Class Y

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                   2001(b)         2000         1999         1998         1997

Net asset value, beginning of period                             $12.21       $12.95       $13.29       $15.32       $13.51

Income from investment operations:

Net investment income (loss)                                        .12          .34          .38          .49          .59

Net gains (losses) (both realized and unrealized)                 (2.49)         .16         1.16         (.36)        2.61

Total from investment operations                                  (2.37)         .50         1.54          .13         3.20

Less distributions:

Dividends from net investment income                               (.14)        (.33)        (.37)        (.49)        (.55)

Distributions from realized gains                                    --         (.91)       (1.51)       (1.67)        (.84)

Total distributions                                                (.14)       (1.24)       (1.88)       (2.16)       (1.39)

Net asset value, end of period                                   $ 9.70       $12.21       $12.95       $13.29       $15.32

Ratios/supplemental data

Net assets, end of period (in millions)                            $659         $982       $1,145       $1,339       $1,337

Ratio of expenses to average daily net assets(c)                   .69%(d)      .72%         .73%         .73%         .70%

Ratio of net investment income (loss)
   to average daily net assets                                    2.16%(d)     2.67%        2.79%        3.42%        4.13%

Portfolio turnover rate (excluding short-term securities)          111%         180%         134%          98%          49%

Total return(e)                                                 (19.48%)       3.87%       11.90%         .77%       25.04%

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 17




Financial Statements

Statement of assets and liabilities
Balanced Portfolio

March 31, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $3,471,547,292)                                                                  $3,126,356,620
Cash in bank on demand deposit                                                                            4,396,242
Dividends and accrued interest receivable                                                                13,028,203
Receivable for investment securities sold                                                                64,078,891
                                                                                                         ----------
Total assets                                                                                          3,207,859,956
                                                                                                      -------------

Liabilities
Payable for investment securities purchased                                                             256,005,609
Payable upon return of securities loaned (Note 6)                                                        62,952,000
Other accrued expenses                                                                                      198,420
Option contracts written, at value (premium received $199,164) (Note 4)                                     159,375
                                                                                                            -------
Total liabilities                                                                                       319,315,404
                                                                                                        -----------
Net assets                                                                                           $2,888,544,552
                                                                                                     ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 AXP MUTUAL




Statement of operations
Balanced Portfolio

Six months ended March 31, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                             $   7,215,859
Interest                                                                                                 41,854,414
   Less foreign taxes withheld                                                                                 (944)
                                                                                                               ----
Total income                                                                                             49,069,329
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                        6,918,485
Compensation of board members                                                                                 7,174
Custodian fees                                                                                              147,077
Audit fees                                                                                                   15,750
Other                                                                                                        69,981
                                                                                                             ------
Total expenses                                                                                            7,158,467
   Earnings credits on cash balances (Note 2)                                                                (5,829)
                                                                                                             ------
Total net expenses                                                                                        7,152,638
                                                                                                          ---------
Investment income (loss) -- net                                                                          41,916,691
                                                                                                         ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                                      (217,553,252)
   Foreign currency transactions                                                                             (5,408)
   Futures contracts                                                                                    (27,270,839)
   Options contracts written (Note 4)                                                                     3,038,231
                                                                                                          ---------
Net realized gain (loss) on investments                                                                (241,791,268)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                  (518,996,736)
                                                                                                       ------------
Net gain (loss) on investments and foreign currencies                                                  (760,788,004)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $(718,871,313)
                                                                                                      =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 19




Statements of changes in net assets
Balanced Portfolio

                                                                              March 31, 2001        Sept. 30, 2000
                                                                             Six months ended         Year ended
                                                                                (Unaudited)

Operations
Investment income (loss) -- net                                               $    41,916,691        $  130,376,178
Net realized gain (loss) on investments                                          (241,791,268)            8,874,159
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies            (518,996,736)           54,600,144
                                                                                 ------------            ----------
Net increase (decrease) in net assets resulting from operations                  (718,871,313)          193,850,481
Net contributions (withdrawals) from partners                                    (406,599,955)         (886,248,097)
                                                                                 ------------          ------------
Total increase (decrease) in net assets                                        (1,125,471,268)         (692,397,616)
Net assets at beginning of period                                               4,014,015,820         4,706,413,436
                                                                                -------------         -------------
Net assets at end of period                                                   $ 2,888,544,552        $4,014,015,820
                                                                              ===============        ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 AXP MUTUAL


Notes to Financial Statements
Balanced Portfolio

(Unaudited as to March 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balanced Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Balanced Portfolio seeks to provide a balance of growth of capital and current income by investing primarily in a combination of common stocks and senior securities (preferred stocks and debt obligations). The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 21

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its commitment. As of March 31, 2001, the Portfolio has entered into outstanding when-issued or forward-commitments of $178,346,875.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

--------------------------------------------------------------------------------
22 AXP MUTUAL

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.43% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Mutual to the Lipper Balanced Funds Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $1,635,459 for the six months ended March 31, 2001.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2001, the Portfolio's custodian fees were reduced by $5,829 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,025,664,566 and $4,601,362,775, respectively, for the six months ended March 31, 2001. For the same period, the portfolio turnover rate was 111%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $124,929 for the six months ended March 31, 2001.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 23

4. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                         Six months ended March 31, 2001
                                         Puts                     Calls
                                 Contracts  Premium      Contracts     Premium
Balance Sept. 30, 2000               --     $     --          200   $   324,200
Opened                              450      102,732       20,802     8,052,277
Closed                             (100)      (3,350)     (20,052)   (7,423,242)
Exercised                            --           --         (650)     (846,621)
Expired                             (50)      (6,832)          --            --
                                    ---       ------          ---           ---
Balance March 31, 2001              300     $ 92,550          300   $   106,614
                                    ---     --------          ---     ---------

See "Summary of significant accounting policies."

5. INTEREST RATE FUTURES CONTRACTS
As of March 31, 2001, investments in securities included securities valued at $3,646,767 that were pledged as collateral to cover initial margin deposits on 342 open purchase contracts and 1,512 open sale contracts. The market value of the open purchase contracts as of March 31, 2001, was $36,019,470 with a net unrealized gain of $56,696. The market value of the open sale contracts as of March 31, 2001 was $157,531,500 with a net unrealized gain of $2,005,751. See "Summary of significant accounting policies."

6. LENDING OF PORTFOLIO SECURITIES
As of March 31, 2001, securities valued at $61,117,656 were on loan to brokers. For collateral, the Portfolio received $62,952,000 in cash. Income from securities lending amounted to $328,802 for the six months ended March 31, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
24 AXP MUTUAL

Investments in Securities

Balanced Portfolio
March 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (61.8%)
Issuer                                                Shares            Value(a)

Airlines (0.8%)
AMR                                                  684,000(b)      $24,022,080

Banks and savings & loans (3.8%)
Bank of America                                      406,200          22,239,450
J.P. Morgan Chase                                    652,100          29,279,290
U.S. Bancorp                                       1,020,300          23,670,960
Wells Fargo                                          700,000          34,629,000
Total                                                                109,818,700

Beverages & tobacco (0.9%)
Anheuser-Busch                                       590,000          27,098,700

Chemicals (1.5%)
Dow Chemical                                         353,000          11,144,210
du Pont (EI) de Nemours                              765,000          31,135,500
Total                                                                 42,279,710

Communications equipment & services (2.3%)
CIENA                                                234,000(b)        9,740,250
Corning                                              741,400          15,339,566
JDS Uniphase                                         521,300(b)        9,611,469
Nokia ADR Cl A                                     1,287,900(c)       30,909,600
Total                                                                 65,600,885

Computer software & services (3.2%)
Microsoft                                            986,700(b)       53,960,156
Oracle                                             2,598,900(b)       38,931,522
Total                                                                 92,891,678

Computers & office equipment (6.5%)
AOL Time Warner                                      779,500(b)       31,296,925
Cisco Systems                                      2,523,100(b)       39,896,519
Computer Sciences                                    615,400(b)       19,908,190
DST Systems                                          307,800(b)       14,832,882
EMC                                                1,432,500(b)       42,115,500
Juniper Networks                                     348,600(b)       13,232,856
Palm                                               1,572,100(b)       13,215,466
Sun Microsystems                                     872,120(b)       13,404,484
Total                                                                187,902,822

Electronics (3.0%)
Applied Materials                                    414,800(b)       18,043,800
Intel                                              1,195,300          31,451,331
Linear Technology                                    465,900          19,131,019
Texas Instruments                                    570,600          17,677,188
Total                                                                 86,303,338

Energy (1.7%)
Exxon Mobil                                          603,329          48,869,649

Financial services (6.1%)
Alliance Capital Management Holding LP               493,800(l)       20,344,560
Citigroup                                          1,678,666          75,506,397
Fannie Mae                                           271,600          21,619,360
Morgan Stanley, Dean Witter, Discover & Co           275,100          14,717,850
Providian Financial                                  880,000          43,164,000
Total                                                                175,352,167

Health care (7.9%)
American Home Products                               597,600          35,109,000
Amgen                                                575,900(b)       34,661,981
Baxter Intl                                          347,000          32,666,580
Bristol-Myers Squibb                                 525,000          31,185,000
Genentech                                            435,000(b)       21,967,500
Guidant                                              607,000(b)       27,308,930
Pfizer                                             1,184,500          48,505,275
Total                                                                231,404,266

Health care services (0.8%)
Cardinal Health                                      246,100          23,810,175

Industrial equipment & services (2.5%)
Caterpillar                                          734,000          32,574,920
Illinois Tool Works                                  705,000          40,072,200
Total                                                                 72,647,120

Insurance (3.5%)
American Intl Group                                  759,100          61,107,550
Marsh & McLennan                                     410,000          38,962,300
Total                                                                100,069,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 25

Issuer                                                Shares            Value(a)

Leisure time & entertainment (1.6%)
Carnival                                             835,000         $23,104,450
Viacom Cl B                                          511,700(b)       22,499,449
Total                                                                 45,603,899

Media (0.9%)
Univision Communications Cl A                        650,000(b)       24,804,000

Miscellaneous (0.4%)
Agere Systems Cl A                                 1,650,000(b)       10,197,000

Multi-industry conglomerates (6.5%)
General Electric                                   2,905,000         121,603,300
Tyco Intl                                          1,544,600(c)       66,773,058
Total                                                                188,376,358

Retail (3.8%)
Home Depot                                           737,000          31,764,700
Safeway                                              825,000(b)       45,498,750
Target                                               908,900          32,793,112
Total                                                                110,056,562

Utilities -- electric (1.9%)
Dominion Resources                                   375,000          24,176,250
Duke Energy                                          724,000          30,943,760
Total                                                                 55,120,010

Utilities -- telephone (2.2%)
NTT DoCoMo                                             1,550(c)       26,962,975
Telefonica de Espana ADR                             754,394(c)       36,135,474
Total                                                                 63,098,449

Total common stocks
(Cost: $2,152,646,719)                                            $1,785,327,418

Bonds (36.5%)
Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Mortgage-backed securities (16.7%)
Collateralized Mtge Obligation Trust
         12-20-14               9.95%             $1,364,585          $1,402,138
Federal Home Loan Mtge Corp
         10-01-03               7.00               1,620,253           1,634,397
         07-01-07               6.50                  51,258              51,210
         07-01-08               6.75                 592,917             593,967
         06-01-09               5.50               2,350,717           2,341,731
         01-01-11               6.50               8,869,668           9,050,034
         03-01-13               5.50              10,791,924          10,609,005
         11-15-13               5.50              10,500,000           9,815,190
         11-01-14               7.50              43,903,084          45,232,242
         11-03-15               6.50              14,837,283          15,040,172
         08-01-24               8.00               2,345,121           2,447,720
         09-01-28               6.00%             24,840,708          24,336,194
     Trust Series Z
         10-15-23               6.50                  32,804(j)           32,931
Federal Natl Mtge Assn
         10-01-02               7.50                 102,281             103,348
         08-15-04               6.50              20,000,000          20,927,939
         01-01-09               5.50               3,949,897           3,933,429
         09-15-09               6.63               7,000,000           7,419,601
         08-01-13               6.00              22,677,310          22,712,440
         02-01-14               7.50                 623,129             630,195
         03-01-14               5.50              14,642,136          14,381,828
         04-01-15               7.50              80,000,000(h)       81,749,999
         05-01-15               6.00              30,000,000(h)       29,896,874
         05-01-23               6.50               3,522,306           3,540,728
         09-01-23               6.50               5,539,973           5,560,527
         01-01-24               6.50              10,138,536          10,172,694
         06-01-24               9.00               2,333,974           2,468,986
         08-01-25               7.50               7,725,734           7,942,982
         04-01-28               6.00              10,081,902           9,874,013
         06-01-28               6.00               8,294,105(e,f)      8,123,081
         06-01-28               6.00              10,245,305          10,046,751
         06-01-28               7.00                  19,040              19,308
         07-01-28               6.00              12,064,679          11,815,905
         12-01-28               6.50               9,784,693           9,769,429
         05-15-29               6.25              10,000,000           9,985,370
         02-01-30               8.00               7,670,856           7,924,091
         04-01-30               8.00              65,000,000(h)       67,031,249
         06-01-30               8.00               5,473,959           5,649,692
         07-01-30               8.50                  16,921              17,638
         01-01-31               8.00               4,940,264           5,098,864
     Interest Only
         07-01-23               7.50              20,912,843(m)        4,529,801
Total                                                                483,913,693

U.S. government obligations & agencies (8.1%)
Resolution Funding Corp
         10-15-19               8.13              15,000,000          18,998,475
U.S. Treasury
         11-15-05               5.88               1,800,000(e,f)      1,895,328
         11-15-08               4.75               2,550,000           2,520,522
         08-15-09               6.00              10,000,000(e,f,g)   10,693,700
         08-15-10               5.75              26,700,000(g)       28,159,956
         11-15-21               8.00              12,000,000          15,478,080
         02-15-23               7.13              12,700,000(e,f)     15,079,218
         11-15-26               6.50              50,000,000          55,780,999
         08-15-29               6.13              37,050,000          39,788,366
         05-15-30               6.25              43,000,000(g)       47,239,370
Total                                                                235,634,014

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 AXP MUTUAL

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Automotive & related (0.2%)
Ford Motor Credit
         02-01-11               7.38%             $6,000,000          $6,206,640

Banks and savings & loans (1.0%)
Capital One Bank
     Sr Nts
         06-15-05               8.25              10,000,000          10,325,300
J.P. Morgan Chase
     Sub Nts
         02-01-11               6.75               7,500,000           7,653,825
Wells Fargo
         07-15-04               6.63              10,000,000          10,361,880
Total                                                                 28,341,005

Electronics (0.2%)
Hyundai Semiconductor
     (U.S. Dollar) Sr Nts
         05-15-04               8.25              10,000,000(c,d)      6,400,000

Energy (0.4%)
Phillips Petroleum
         05-25-05               8.50              10,000,000          10,994,560

Energy equipment & services (0.1%)
Transocean Sedco Forex
         04-15-11               6.63               4,000,000(d)        3,979,080

Financial services (2.6%)
Citigroup
         02-06-04               5.70               7,000,000           7,067,060
Countrywide Home
     Company Guaranty Series H
         04-15-09               6.25              10,000,000           9,796,700
Golden State Holdings
     Sr Nts
         08-01-03               7.00              10,000,000           9,990,300
Heller Financial
         05-15-03               7.88              15,000,000          15,669,765
Household Finance
         07-15-10               8.00               7,000,000           7,682,010
Merrill Lynch
     Medium-term Nts Series B
         01-26-06               6.15               8,400,000           8,526,504
Morgan Stanley, Dean Witter, Discover & Co
         06-15-05               7.75              10,000,000          10,711,940
Verizon Global Funding
         12-01-30               7.75               5,500,000(d)        5,849,201
Total                                                                 75,293,480

Food (0.1%)
Kellogg
         04-01-06               6.00%              4,000,000(d)        4,006,520

Health care (0.2%)
American Home Products
         03-15-04               5.88               5,000,000(d)        5,012,050

Insurance (0.4%)
Allstate
     Sr Nts
         12-01-09               7.20              10,000,000          10,549,400

Media (0.5%)
Comcast Cable Communications
         11-15-08               6.20               5,100,000           4,977,549
         01-30-11               6.75               4,000,000           4,009,800
Time Warner Entertainment
         03-15-23               8.38               5,000,000           5,450,050
Total                                                                 14,437,399

Miscellaneous (0.4%)
DTE Burns Harbor LLC
     Sr Nts
         01-30-03               6.57               3,603,980(d)        3,598,934
Progress Energy
     Sr Nts
         03-01-06               6.75               7,000,000           7,183,750
Total                                                                 10,782,684

Multi-industry conglomerates (0.2%)
General Electric Capital
     Medium-term Nts Series A
         01-19-10               7.38               5,200,000           5,652,452

Paper & packaging (0.7%)
Abitibi-Consolidated
     (U.S. Dollar)
         08-01-30               8.85               7,500,000(c)        7,745,550
Intl Paper
         11-15-12               5.13              13,400,000          11,123,608
Total                                                                 18,869,158

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 27

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Retail (1.5%)
Albertson's
     Sr Nts
         02-15-11               7.50%            $10,000,000         $10,190,300
Kroger
     Company Guaranty
         02-01-10               8.05               5,000,000           5,478,200
Target
         01-15-11               6.35               7,000,000           7,121,100
Wal-Mart CRAVE Trust
         07-17-06               7.00               9,564,197(d)        9,786,947
Wal-Mart Stores
     Sr Nts
         08-10-09               6.88              10,000,000          10,581,070
Total                                                                 43,157,617

Transportation (0.6%)
CSX
         03-15-11               6.75               4,200,000           4,184,544
         05-01-27               7.95               6,000,000           6,212,520
Union Pacific
         01-15-11               6.65               7,000,000           7,035,910
Total                                                                 17,432,974

Utilities -- electric (0.9%)
Dominion Virginia Power
     Sr Nts Series A
         03-31-06               5.75               8,000,000           7,927,680
Public Service Electric & Gas
     1st & Ref Mtge (AMBAC Insured)
         01-01-16               6.75              13,000,000(i)       12,734,150
     1st Mtge
         05-01-23               6.38               5,000,000           4,915,060
Total                                                                 25,576,890

Utilities -- gas (0.2%)
Southern Natural Gas
         02-15-31               7.35               4,500,000           4,434,075

Utilities -- telephone (1.5%)
AT&T Wireless
     Sr Nts
         03-01-06               7.35               5,000,000(d)        5,038,550
BellSouth Capital Funding
         02-15-10               7.75               7,000,000           7,606,984
Qwest
         09-15-05               6.63               7,000,000           7,066,780
SBC Communications
         03-15-11               6.25               7,200,000           7,145,712
Vodafone Group
     Company Guaranty
         05-01-08               6.65               6,950,000           7,014,566
     (U.S. Dollar)
         02-15-10               7.75              10,000,000(c)       10,760,800
Total                                                                 44,633,392

Total bonds
(Cost: $1,033,130,387)                                            $1,055,307,083

Short-term securities (9.9%)(e)
Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies (6.6%)
Federal Home Loan Bank Disc Nt
         04-06-01               5.27%            $26,700,000         $26,672,690
Federal Home Loan Mtge Corp Disc Nts
         04-03-01               5.26              30,000,000          29,982,466
         04-17-01               5.26               3,800,000           3,790,025
         04-24-01               4.80              50,000,000          49,834,025
         05-08-01               4.96              17,600,000          17,506,000
         05-22-01               4.71              11,800,000          11,718,698
Federal Natl Mtge Assn Disc Nts
         04-09-01               5.26              30,200,000          30,155,955
         06-14-01               4.78               6,200,000           6,135,210
         06-28-01               4.74              15,000,000          14,820,000
Total                                                                190,615,069

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 AXP MUTUAL

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Commercial paper (3.3%)
Alabama Power
         04-19-01               5.47%            $11,000,000         $10,966,148
Commerzbank U.S. Finance
         05-01-01               5.22               6,600,000           6,569,786
GE Capital Intl Funding
         04-16-01               5.35               4,700,000(k)        4,687,970
Heinz (HJ)
         05-10-01               4.83               1,100,000           1,093,987
         05-14-01               4.88               2,400,000           2,385,450
May Dept Stores
         04-24-01               4.96               7,700,000           7,673,585
Merrill Lynch
         04-12-01               5.49               9,100,000           9,081,896
Natl Rural Utilities
         04-05-01               5.07               4,200,000           4,196,451
         04-20-01               5.10              20,000,000          19,940,733
Paccar Financial
         05-02-01               5.22               5,200,000           5,175,594
         06-07-01               4.95               2,200,000           2,179,128
SBC Communications
         04-04-01               5.35               4,900,000(k)        4,896,359
         04-23-01               4.95               8,100,000(k)        8,073,378
Verizon Network Funding
         04-06-01               5.36               6,300,000           6,293,446
Windmill Funding
         04-25-01               5.02               1,900,000(k)        1,893,139
Total                                                                 95,107,050

Total short-term securities
(Cost: $285,770,186)                                                $285,722,119

Total investments in securities
(Cost: $3,471,547,292)(n)                                         $3,126,356,620

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 2001, the value of foreign securities represented 6.43% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) At March 31, 2001, securities valued at $32,700,000 were held to cover open call options written as follows (see Note 4 to the financial statements):

     Issuer                Notional       Exercise      Expiration      Value(a)
                            amount          price          date
     U.S. Treasury Note   $30,000,000       $109         June 2001      $103,125

     At March 31, 2001, cash or short-term securities were designated to cover open put options written as follows (see Note 4 to the financial statements):

     Issuer                Notional       Exercise      Expiration      Value(a)
                            amount          price          date
     U.S. Treasury Note   $30,000,000       $103         June 2001       $56,250

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                            Notional amount
     Purchase contracts
     U.S. Treasury Notes, June 2001, 10-year                        $  6,400,000
     U.S. Treasury Notes, June 2001, 10-year                          27,800,000

     Sale contracts
     U.S. Treasury Bonds, June 2001, 30-year                         151,200,000

(g) Security is partially or fully on loan. See Note 6 to the financial statements.

(h) At March 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $178,346,875.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 29

(i) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:
     AMBAC -- American Municipal Bond Association Corporation

(j) This security is a Collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(l)  The  share  amount  for  Limited  Liability   Companies  (LLC)  or  Limited
     Partnerships (LP) represents capital contributions.

(m) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(n) At March 31, 2001, the cost of securities for federal income tax purposes was approximately $3,471,547,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 166,400,000
     Unrealized depreciation                                       (511,590,000)
                                                                   ------------
     Net unrealized depreciation                                  $(345,190,000)
                                                                  -------------

--------------------------------------------------------------------------------
30 AXP MUTUAL

AXP Mutual
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: INMUX    Class B: IDMBX
Class C: N/A      Class Y: IDMYX

                                                               PRSRT STD AUTO
                                                                U.S. POSTAGE
                                                                    PAID
                                                                  AMERICAN
                                                                  EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6335 R (5/01)